Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Effective tax rate	(0.88%)	(10.00%)	(3.00%)
Provision for (benefit from) income taxes	$ 1,558	$ 1,075	$ 475
Increase (decrease) in valuation allowance for deferred tax asset	4,400	200	(100)
Unrecognized tax benefits	4,119	234	$ 234	$ 0
Unrecognized tax benefits, income tax penalties and interest expense	10	5
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	37,400	5,100
Foreign Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	9,800	100
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards	27,400	4,800
State and Local Jurisdiction | Tax Year 2027
Income Tax Contingency [Line Items]
Operating loss carryforwards	26,300	1,500
State and Local Jurisdiction | Tax Year 2029
Income Tax Contingency [Line Items]
Operating loss carryforwards		500
State and Local Jurisdiction | Tax Year 2030
Income Tax Contingency [Line Items]
Operating loss carryforwards		2,300
State and Local Jurisdiction | Latest Tax Year
Income Tax Contingency [Line Items]
Operating loss carryforwards	1,100	$ 500
State and Local Jurisdiction | Tax Year 2041
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 26,300